Impairment (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals, net	$ 37	$ (401)	$ 46	$ (404)
Net effect within the statement of income	38	(401)	64	(403)
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals, net	37	$ (401)	50	(404)
Non-current assets or disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals, net			8
Investiments [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals, net	$ 1		$ 6	$ 1